Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 4,907	$ 5,015
Acquisitions	10,164	22
Total Capital Expenditures	15,071	5,037
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	4,331	4,280
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	559	696
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions	10,120	9
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2,944	2,714
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions	44	13
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	453	421
Offshore | Upstream | Atlantic
Disclosure Of Reportable Segments [Line Items]
Capital Investment	848	1,077
Offshore | Upstream | Asia Pacific
Disclosure Of Reportable Segments [Line Items]
Capital Investment	86	68
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	117	208
U.S. Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	442	488
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 17	$ 39